Activity that Occurred for Level Three Assets (Detail) (Significant Unobservable Inputs (Level 3), USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period	$ 48,716		$ 33,337
Actual Return on Plan Assets For Assets Still Held at Reporting Date	231		197
Actual Return on Plan Assets For Assets Sold During Year	(619)		1,750
Purchases, Sales and Settlements, net	(3,998)	[1]	5,606	[1]
Transfers In/Out of Level 3	(761)		7,826
Balance at End of Period	$ 43,569		$ 48,716

[1]	Includes the impact of exchange rate changes during the year.